N-2	Feb. 13, 2026 shares
Cover [Abstract]
Entity Central Index Key	0001525201
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	DoubleLine Opportunistic Credit Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Outstanding Common Shares
DBL	19,770,295
DSL	114,574,423
DLY	48,539,382

Common Shares DBL [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	DBL
Outstanding Security, Held [Shares]	19,770,295
Common Shares DSL [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	DSL
Outstanding Security, Held [Shares]	114,574,423
Common Shares DLY [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	DLY
Outstanding Security, Held [Shares]	48,539,382